Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade accounts payable [Line Items]
Trade accounts payable	R$ 6,033,285	R$ 5,572,219
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	6,033,285	5,572,219
Foreign | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,350,763	1,625,011
Foreign | Third party | Cerrado Project
Trade accounts payable [Line Items]
Trade accounts payable	107,418	523,408
Domestic (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,681,065	3,946,185
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	555,063	281,350
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable [Line Items]
Trade accounts payable	241,497	1,080,028
Domestic (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 1,457	R$ 1,023